Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Taxes [Abstract]
Federal corporate income tax	21.00%	21.00%	21.00%	21.00%
Taxpayer’s taxable income			80.00%		80.00%
NOL carryforwards	$ 2,220		$ 2,220		$ 2,270
Net deferred tax assets NOL	$ 620		$ 620